Capital and reserves - Additional Information (Details) £ / shares in Units, € in Millions, £ in Millions																1 Months Ended			12 Months Ended
	Feb. 29, 2024 £ / shares	Nov. 30, 2023 £ / shares	Aug. 31, 2023 £ / shares	May 31, 2023 £ / shares	Feb. 28, 2023 GBP (£)	Nov. 30, 2022 GBP (£)	Aug. 31, 2022 GBP (£)	May 31, 2022 GBP (£)	Feb. 28, 2022 GBP (£)	Feb. 10, 2022 GBP (£)	Nov. 30, 2021 GBP (£)	Sep. 27, 2021 GBP (£) BOND	Sep. 27, 2021 EUR (€) BOND	Aug. 31, 2021 GBP (£)	May 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£) INSTALMENT £ / shares shares	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2022 GBP (£) INSTALMENT £ / shares shares	Dec. 31, 2021 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares shares	Sep. 27, 2021 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Jul. 25, 2017 GBP (£)	Dec. 31, 2004 GBP (£)	Dec. 31, 1999 GBP (£)
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																			£ 81	£ 76	£ 88
Total equity																£ 75,710		£ 67,401	75,710	67,401	62,955		£ 64,160
– reclassified and reported in profit for the year																			5	291	0
Cost of treasury shares repurchased and not cancelled																			6,821	4,823	4,836
Cost of own shares held in employee share ownership trusts																			£ 295	£ 299	£ 314
Proposed treasury shares repurchase amount										£ 2,000
Treasury shares held in trust | shares																5,920,638		6,269,959	5,920,638	6,269,959	6,053,158
Treasury shares repurchased | shares																221,000,192		161,930,217	221,000,192	161,930,217	162,347,246
Number of perpetual hybrid bonds issued | BOND												2	2
Perpetual hybrid bonds | €																						€ 1,000
Perpetual hybrid bonds total																£ 1,685		£ 1,685	£ 1,685	£ 1,685
Total issuance cost												£ 22	€ 26
Payment of coupons																			£ 60	£ 6	£ 0
Interim quarterly Dividend declared per share | £ / shares																			£ 2.309	£ 2.178	£ 2.156
Dividend payable						£ 1,219	£ 1,223	£ 1,239	£ 1,236		£ 1,232			£ 1,228	£ 1,241
Dividend recognised as appropriation from reserves																			£ 4,915	£ 4,904	£ 4,747
Price per ordinary shares (in GBP pence per share) | £ / shares																£ 0.25			£ 0.25
Dividends payable number of installments | INSTALMENT																4			4
Dividend payables																£ 5,163			£ 5,163
At Fair Value
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Perpetual hybrid bonds total																1,331		1,651	1,331	1,651
September 2021 equity classified bonds 1&2 | 3% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons																27		£ 6
September 2021 equity classified bonds 1&2 | 3.75% Perpetual hybrid bond
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Payment of coupons																	£ 33
Five year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds												3.00%	3.00%					3.00%
Eight year tranches
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Percentage of coupon associated with perpetual bonds												3.75%	3.75%				3.75%
Ordinary share
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Dividend payable					£ 1,211
Dividend payable per ordinary share | £ / shares	£ 57.72	£ 57.72	£ 57.72	£ 57.72
B A T Industries Plc
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
BAT Plc acquisition of BAT Industries 1998																								£ 483
Rothmans
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Accumulated balance preference shares converted 2004 relating to Rothmans transactions																										£ 90
Kamaran Industry & Investment Company
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
– reclassified and reported in profit for the year																			1
Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Ownership interest acquired																									57.80%
Share premium account
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																113		£ 107	113	107	103
Share premium account | Ordinary shares issued under share option schemes
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																			5	0	2
Share premium account | Shares repurchased and not cancelled
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																			1	4	7
Merger reserves
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																26,414		26,414	26,414	26,414	26,414
Merger reserves | Reynolds American Inc.
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																									£ 22,666
Merger reserves | Rothmans International B.V. Group
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																											£ 3,748
Difference on exchange relating to Egypt
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
– reclassified and reported in profit for the year																			4
Difference on exchange relating to other entities
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
– reclassified and reported in profit for the year																			2	19	0
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
(Loss) Gain reported in revenue																			(16)	(29)	16
(Loss) gain reported in raw materials and consumables																			(2)	6	19
Gain (loss) reported in operating expenses																			(46)	(4)	(2)
Gain (loss) reported in net finance costs																			73	59	57
Hedging reserve
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Increase decrease from share based payment transactions																			0	0	0
Total equity																(327)		(363)	(327)	(363)	(504)		£ (346)
– reclassified and reported in profit for the year																			0	0
Foreign exchange basis spread gain in respect of cost of hedging																			5	4	9
Dividend recognised as appropriation from reserves																			0	0	0
Perpetual hybrid bonds £m
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total equity																£ 1,685		£ 1,685	£ 1,685	£ 1,685	£ 0
Perpetual hybrid bonds total												£ 1,703